INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS AND GOODWILL
Schedule of intangible assets other than goodwill

	12-31-2018			12-31-2017
	Gross	Cumulative	Net	Gross	Cumulative	Net
Detail	Amount	Amortization	Amount	Amount	Amortization	Amount
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	661,285,834	(259,434)	661,026,400	656,411,004	(116,387)	656,294,617
Software	31,526,159	(24,160,202)	7,365,957	27,595,084	(21,087,741)	6,507,343
Others	728,198	(298,002)	430,196	511,470	(40,552)	470,918
Total	693,540,191	(24,717,638)	668,822,553	684,517,558	(21,244,680)	663,272,878
(1)

Correspond to the contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts. These production and distribution rights, and in conjunction with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights are composed in the following manner and are not subject to amortization: except for the Monster rights that are amortized in the term of the agreement which is 4 years.

Schedule of distribution rights

	12.31.2018	12.31.2017
Distribution rights	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	304,888,183	304,969,889
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and the investments in Sorocaba and Leão Alimentos e Bebidas Ltda.)	181,583,404	187,695,738
Paraguay	172,594,328	162,825,074
Argentina (North and South)	1,960,485	803,916
Total	661,026,400	656,294,617

Schedule of the movement and balances of identifiable intangible assets

	01-01-2018 to 12-31-2018				01-01-2017 to 12-31-2017
	Distribution				Distribution
Details	Rights	Rights	Software	Total	Rights		Rights	Software	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$	ThCh$

Opening balance	656,294,617	470,918	6,507,343	663,272,878	674,920,063		470,918	5,605,081	680,996,062
Additions	—	—	3,718,038	3,718,038	11,923,449	(1)	—	2,907,715	14,831,164
Amortization	(112,601)	(40,722)	(1,971,417)	(2,124,740)	(116,387)		—	(1,842,933)	(1,959,320)
Other increases (decreases) (2)	4,844,384		(888,007)	3,956,377	(30,432,508)		—	(162,520)	(30,595,028)
Total	661,026,400	430,196	7,365,957	668,822,553	656,294,617		470,918	6,507,343	663,272,878
(1)	Corresponds to distribution rights paid in Argentina, Paraguay and Chile resulting from the transaction in which The Coca-Cola Company acquired the “AdeS” business described in previous notes.
(2)	Mainly corresponds to the foreign currency effect of converting foreign subsidiaries’ distribution rights into the presentation currency.

Schedule of discount rate by country

	Discount Rate	Discount Rate
	2017	2017
Argentina	21.2%	17.1%
Chile	8.1%	7.2%
Brazil	10.9%	9.6%
Paraguay	10.1%	9.1%

Schedule of movement in goodwill

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2018	presentation currency	12.31.2018
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,509,080	(428,980)	73,080,100
Argentine operation	4,672,971	23,645,158	28,318,129
Paraguayan operation	6,913,143	414,778	7,327,921
Total	93,598,217	23,630,956	117,229,173

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2017	presentation currency	12.31.2017
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	81,145,834	(7,636,754)	73,509,080
Argentine operation	5,972,515	(1,299,544)	4,672,971
Paraguayan operation	7,298,133	(384,990)	6,913,143
Total	102,919,505	(9,321,288)	93,598,217

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2016	presentation currency	12.31.2016
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	71,960,960	9,184,874	81,145,834
Argentine operation	7,720,202	(1,747,687)	5,972,515
Paraguayan operation	7,651,751	(353,618)	7,298,133
Total	95,835,936	7,083,569	102,919,505